Commitments and Contingencies - Capital commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Photovoltaic (PV) Solar Systems
Capital commitments
Long-term purchase commitment, amount	$ 54,845	$ 66,515